EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2023	2022	2021
Net income	120,039	188,042	162,205

Weighted average number of ordinary shares	53,697,594	53,198,015	53,319,408
Share options	288,095	325,851	20,884
Weighted average number of shares, adjusted for dilution	53,985,689	53,523,866	53,340,292

Earnings per share
Basic	2.24	3.53	3.04
Diluted	2.22	3.51	3.04